Accounts payable, accruals and other payables (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial items
Accounts payables	$ 12,229,237	$ 29,158,270
Other payables	1,071,990	1,296,594
Captain payables	270,632	608,085
Accrued expenses	159,733	523,758
Advances from customers		338,425
Total	13,731,592	31,925,132
Non-financial items
Advances from individual customers (e-wallets)	1,185,506	1,493,370
Total accounts payable, accruals and other payables	14,917,098	$ 33,418,502
Discount received upon immediate settlement of outstanding balances	$ 16,637,801,000,000